REVENUE RECOGNITION (Tables)	12 Months Ended
Sep. 27, 2019
Revenue from Contract with Customer [Abstract]
Schedule of ASC 606 Adoption Impacts
The beginning net cumulative-effect adjustment to the balance sheet for the adoption of ASC 606 is as follows:

	Balance at	Adjustment Due to	Balance at
(In millions)	September 28, 2018	ASC 606	September 29, 2018
Assets:
Prepaid expenses and other current assets	$17.1	$6.4	$23.5
Other assets	16.5	18.0	34.5
Liabilities and Equity:
Deferred revenues	13.2	0.3	13.5
Accrued liabilities	47.5	7.1	54.6
Deferred tax liabilities	23.2	(0.8)	22.4
Other long-term liabilities	8.5	21.3	29.8
Retained earnings	62.4	(3.5)	58.9

The following tables compare the reported consolidated balance sheet and statement of operations for fiscal year ended September 27, 2019, to the amounts that would have been reported if ASC 605 had been in effect:

	September 27, 2019
(In millions)	Balance without Adoption	As Reported
Assets:
Prepaid expenses and other current assets	$13.1	$19.3
Other assets	$10.0	$27.5
Liabilities and equity:
Deferred revenues	$9.9	$10.5
Accrued liabilities	$68.8	$75.7
Deferred tax liabilities	$9.1	$8.2
Other long-term liabilities	$12.1	$32.5
Retained earnings	$77.7	$74.4

	Twelve Months Ended September 27, 2019
(In millions)	Balance without Adoption	As Reported
Revenues	781.2	780.6
Cost of revenues	524.7	523.9
Taxes on earnings	5.7	5.7
Net earnings attributable to Varex	15.3	15.5

Schedule of Changes in Contract With Customer Assets And Liabilities	The following table summarizes the changes in the contract assets and refund liabilities for the twelve months ended September 27, 2019:

(In millions)	Contact Assets
Balance at September 29, 2018	$24.4
Costs recovered from product returns during the period	(6.4)
Contract asset from shipments of products, subject to return during the period	5.7
Balance at September 27, 2019	$23.7

(In millions)	Refund Liabilities
Balance at September 29, 2018	$27.1
Recognition of revenue included in beginning of year refund liability	(7.0)
Additions to refund liabilities	6.3
Balance at September 27, 2019	$26.4